Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108

                                 December 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE: DWS International Fund and DWS International Value Opportunities Fund (the "Funds"), each a series of DWS International Fund, Inc. (the "Corporation"); (Reg. Nos. 02-14400 and 811-00642)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 117 to the Corporation's Registration Statement on form N-1A (the "Amendment") do not differ from that contained in the Amendment, which is the most recent amendment to the Funds' Registration Statement and was filed electronically on November 30, 2009.


         Please direct any comments or questions relating to the Amendment to the undersigned at 617-295-3011.



                                 Sincerely yours,

                                 /s/James M. Wall

                                 James M. Wall, Esq.
                                 Director and Counsel
                                 Deutsche Investment Management Americas Inc.



cc:      Adam Schlichtmann, Esq., Ropes & Gray